ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Accounts payable	$1,344,631	$1,327,167
Accrued interest	5,422,526	7,012,529
Accrued CEO compensation	874,500	750,000
Accrued payroll	111,368	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	2,104,551
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	350,000	-
Accrued dividends on Series B Preferred Stock	15,969	15,969
Credit cards payable	-	81,048
Other	71,954	89,561
Total	$10,641,864	$11,944,374

SCHEDULE OF INFORMATION ABOUT LIABILITIES

December 31,
2021
CarbonMeta Technologies, Inc.	$139,409
CoroWare Technologies, Inc.	1,156,327
CoroWare Robotics Solutions, Inc.	34,353
CoroWare Treasury, Inc.	5,285
AriCon, LLC	9,257
Total	$1,344,631

Coroware, Inc. and Subsidiaries [Member]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consists of the following at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Accounts payable	$1,350,936	$1,344,631
Accrued interest	5,635,141	5,422,526
Accrued CEO compensation	762,000	874,500
Accrued payroll	110,335	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993
Payroll taxes payable	1,998,735	1,998,735
Commissions payable	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	50,000	350,000
Accrued dividends on Series B Preferred Stock	15,969	15,969
License fee payable to Ecomena Limited	27,247	-
Other	129,325	71,954
Total	$10,531,869	$10,641,864

SCHEDULE OF INFORMATION ABOUT LIABILITIES

December 31,
2021
CarbonMeta Technologies, Inc.	$150,371
CoroWare Technologies, Inc.	1,156,327
CoroWare Robotics Solutions, Inc.	34,353
Carbon Source, Inc.	628
AriCon, LLC	9,257
Total	$1,350,936

The payroll taxes payable of $1,998,735 and commissions payable of $221,188 at March 31, 2022, which also substantially all relate to year 2016 and prior, are all liabilities of CoroWare Technologies, Inc. On October 28, 2021, the Company CEO submitted an Offer in Compromise with the Internal Revenue Service to satisfy the trust fund portion (approximately $1,400,000) of the liability for $534,457 and paid $106,891 to the Internal Revenue Service with the offer. To date, the Internal Revenue Service has not yet accepted or declined this Offer in Compromise.